COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 25, 2024	Dec. 12, 2023	Dec. 07, 2023	May 31, 2023	Sep. 20, 2021	Jun. 15, 2020	Mar. 31, 2024	Apr. 30, 2023	May 31, 2018	Jun. 30, 2024	Dec. 31, 2023	May 11, 2023	Apr. 01, 2023	Oct. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Accrual, Noncurrent														$ 1,443,498
Contractual Obligation										$ 200,000	$ 200,000
Accounts Payable										1,200,000	1,200,000
Litigation Settlement, Fee Expense										$ 1,443,498	$ 1,443,498
GMR Melbourne LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency Accrual, Payments					$ 1,455,095
CBL & Associates Properties Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Damages Sought, Value			$ 66,999
[custom:LossContingencyDamagesSoughtValueIncludingCollectionCosts]			$ 84,051
MBABJB Holdings Family Limited Partnership [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Damages Sought, Value		$ 102,884
Loss Contingency, Damages Awarded, Value				$ 87,350
Ackerman LLP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Damages Awarded, Value						$ 548,000
Litigation Settlement, Fee Expense						$ 203,115
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finance Lease, Principal Payments								$ 2,112	$ 2,112
Lessee, Finance Lease, Discount Rate									5.00%				5.00%
Lease Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Damages Sought, Value	$ 19,473
Litigation Settlement, Amount Awarded to Other Party							$ 9,000
Escrow Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Accrual, Noncurrent												$ 100,000